Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (86.4)	$ (5.8)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	2.4	(1.1)
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	0.1	0.1
Non Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (88.9)	(4.8)
Other derivatives [member] | Equity price risk [member] | Settlement 2023 [member] | Embraer [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative financial instrument assets and liability	$ (1.6)
Description of financial instruments designated as hedging instruments	Equity Swap
Notional amount	$ 17.8
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022 years
Derivative financial instrument assets and liability		(1.1)
Description of financial instruments designated as hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.52.
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative financial instrument assets and liability	$ 2.4
Description of financial instruments designated as hedging instruments	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.12.
Notional amount	$ 281.9
Export financing [member] | Other derivatives [member] | Interest rate risk [member] | Settlement 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative financial instrument assets and liability	$ 8.4	(4.7)
Description of financial instruments designated as hedging instruments	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.
Notional amount	$ 100.0
Export financing [member] | Other derivatives [member] | Exchange and currency risk rate [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative financial instrument assets and liability	$ (0.2)
Description of financial instruments designated as hedging instruments	Non-Deliverable Forwards to exchanges Euro currency debt to US Dollars currency.
Notional amount	$ 10.0
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023 years
Derivative financial instrument assets and liability	$ 0.1	0.1
Description of financial instruments designated as hedging instruments	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.
Notional amount	$ 6.4
Acquisition of property plant and equipment [member] | Other derivatives [member] | Interest rate risk [member] | Settlement 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024 years
Derivative financial instrument assets and liability		$ (0.1)
Description of financial instruments designated as hedging instruments	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.
Private Warrants [member] | Other derivatives [member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative financial instrument assets and liability	$ (3.6)
Description of financial instruments designated as hedging instruments	Private Warrants - EVEX
Notional amount	$ 14.2
Public Warrants [member] | Other derivatives [member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative financial instrument assets and liability	$ (2.9)
Description of financial instruments designated as hedging instruments	Public Warrants - EVEX
Notional amount	$ 11.5
Strategic Warrants [member] | Other derivatives [member] | Equity price risk [member] | Settlement 2027 [member] | EVEX [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027 years
Derivative financial instrument assets and liability	$ (89.0)
Description of financial instruments designated as hedging instruments	Strategic Warrants - EVEX
Notional amount	$ 40.9